Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cost:
Beginning Balance	$ 208	$ 201
Purchases during the year	33	7		$ 10
Ending Balance	241	208		201
Accumulated depreciation:
Beginning Balance	180	161
Depreciation during the year	14	19
Ending Balance	194	180		161
Depreciated cost	47	28
Laboratory equipment [Member]
Cost:
Beginning Balance	22	22
Purchases during the year	17
Ending Balance	39	22		22
Accumulated depreciation:
Beginning Balance	14	10
Depreciation during the year	4	4
Ending Balance	18	14		10
Depreciated cost	21	8
Computers, office furniture and equipment [Member]
Cost:
Beginning Balance	180	173
Purchases during the year	10	7
Ending Balance	190	180		173
Accumulated depreciation:
Beginning Balance	161	146
Depreciation during the year	9	15
Ending Balance	170	161		146
Depreciated cost	20	19
Leasehold improvements [Member]
Cost:
Beginning Balance	6	6
Purchases during the year	6
Ending Balance	12	6		6
Accumulated depreciation:
Beginning Balance	5	5
Depreciation during the year	1		[1]
Ending Balance	6	5		$ 5
Depreciated cost	$ 6	$ 1

[1]	Represents an amount less than USD 1.